Taxes - Components of Income before (Provision) benefit for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ 21,655	$ 19,801	$ 19,645
Foreign	1,078	(178)	949
Income Before (Provision) Benefit For Income Taxes	$ 22,733	$ 19,623	$ 20,594